Subsequent Events (Details Narrative 1) (USD $)	Mar. 18, 2013
Notes to Financial Statements
Nuta issued and oustanding capital stock acquisition	100.00%
Closing cash requirement	$ 2,000,000
Series C Preferred Stock conversion rate	(1)
Warrants issued and convertible	483,657
Warrant exercise price	$ 6.53
Series C issued in exchange of warrants	229,337
Weighted average price	$ 12.6439
Redemption rate	$ 0.001
Agreed severance	$ 233,398